REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition
Net revenue	¥ 9,956,501	¥ 9,325,631	¥ 7,818,681
Service revenue
Revenue recognition
Net revenue	9,955,937	9,317,891	7,814,404
Colocation services
Revenue recognition
Net revenue	8,669,669	7,943,268	6,514,268
Managed service and others
Revenue recognition
Net revenue	1,286,268	1,374,623	1,300,136
Equipment sales
Revenue recognition
Net revenue	¥ 564	¥ 7,740	¥ 4,277